DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (85.17%)
COMMUNICATION SERVICES – (6.57%)
Media & Entertainment – (6.57%)
Alphabet Inc., Class C *	23,145	$28,213,755
ASAC II L.P. *(a)(b)	116,129	120,333
Facebook, Inc., Class A *	22,593	4,023,362
Fang Holdings Ltd., Class A, ADR (China)*	142,582	316,532
	Total Communication Services	32,673,982
CONSUMER DISCRETIONARY – (7.54%)
Automobiles & Components – (2.53%)
Adient plc *	277,371	6,368,438
Aptiv PLC	71,200	6,224,304
		12,592,742
Retailing – (5.01%)
Amazon.com, Inc. *	10,833	18,805,113
Quotient Technology Inc. *	780,163	6,100,875
		24,905,988
	Total Consumer Discretionary	37,498,730
ENERGY – (10.26%)
Altus Midstream Co., Class A *	3,243,620	9,179,445
Apache Corp.	380,180	9,732,608
Cabot Oil & Gas Corp.	265,460	4,664,132
Encana Corp. (Canada)	1,353,682	6,226,937
Magnolia Oil & Gas Corp., Class A *	1,323,150	14,686,965
Seven Generations Energy Ltd., Class A (Canada)*	1,029,040	6,539,998
	Total Energy	51,030,085
FINANCIALS – (16.04%)
Banks – (4.84%)
Wells Fargo & Co.	476,671	24,043,285
Diversified Financials – (5.25%)
Consumer Finance – (3.07%)
Capital One Financial Corp.	167,640	15,251,887
Diversified Financial Services – (2.18%)
Berkshire Hathaway Inc., Class B *	52,253	10,869,669
		26,121,556
Insurance – (5.95%)
Life & Health Insurance – (2.08%)
AIA Group Ltd. (Hong Kong)	1,095,000	10,345,478
Multi-line Insurance – (2.30%)
Sul America S.A. (Brazil)	995,420	11,430,099
Property & Casualty Insurance – (1.57%)
Markel Corp. *	6,596	7,795,812
		29,571,389
	Total Financials	79,736,230
HEALTH CARE – (15.82%)
Health Care Equipment & Services – (15.82%)
Cigna Corp.	69,542	10,555,780
CVS Health Corp.	81,829	5,160,955
Humana Inc.	48,985	12,523,995
Quest Diagnostics Inc.	305,853	32,735,447

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
UnitedHealth Group Inc.	81,325	$17,673,549
	Total Health Care	78,649,726
INDUSTRIALS – (17.66%)
Capital Goods – (16.57%)
Eaton Corp. PLC	157,237	13,074,256
Ferguson PLC (United Kingdom)	95,505	6,979,928
Johnson Controls International plc	298,232	13,089,402
Owens Corning	118,500	7,489,200
Safran S.A. (France)	28,070	4,419,434
Schneider Electric SE (France)	85,820	7,529,933
United Technologies Corp.	218,436	29,820,883
		82,403,036
Commercial & Professional Services – (0.11%)
China Index Holdings Ltd., ADR (China)*	133,678	521,344
Transportation – (0.98%)
Azul S.A., ADR (Brazil)*	135,518	4,854,255
	Total Industrials	87,778,635
INFORMATION TECHNOLOGY – (11.28%)
Semiconductors & Semiconductor Equipment – (7.54%)
Applied Materials, Inc.	157,930	7,880,707
Intel Corp.	194,100	10,001,973
Qorvo Inc. *	169,780	12,587,489
Texas Instruments Inc.	54,322	7,020,575
		37,490,744
Software & Services – (3.74%)
DXC Technology Co.	50,110	1,478,245
Microsoft Corp.	41,749	5,804,364
Oracle Corp.	115,000	6,328,450
SAP SE, ADR (Germany)	42,335	4,990,026
		18,601,085
	Total Information Technology	56,091,829
TOTAL COMMON STOCK – (Identified cost $338,797,990)		423,459,217
PREFERRED STOCK – (12.20%)
CONSUMER DISCRETIONARY – (2.04%)
Retailing – (2.04%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	10,144,257
	Total Consumer Discretionary	10,144,257
INDUSTRIALS – (10.16%)
Transportation – (10.16%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	21,195,546
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	2,681,524
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	17,940,837
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	8,670,116
	Total Industrials	50,488,023
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		60,632,280

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.53%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $7,865,557 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $8,022,300)	$7,865,000	$7,865,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $1,844,122 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 03/01/49-02/15/52, total market value $1,880,880)	1,844,000	1,844,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $7,865,535 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 10/01/35-10/01/49, total market value $8,022,300)	7,865,000	7,865,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,574,000)	17,574,000
	Total Investments – (100.90%) – (Identified cost $403,082,657)		501,665,497
	Liabilities Less Other Assets – (0.90%)		(4,489,974)
		Net Assets – (100.00%)	$497,175,523

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $60,752,613 or 12.22% of the Fund's net assets as of September 30, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2019 (Unaudited)

	Principal	Value
MORTGAGES – (95.89%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (69.38%)
Fannie Mae, 3.50%, 10/25/20	$54,152	$54,335
Fannie Mae, 2.3684% (1 month LIBOR + 35), 07/25/37 (a)	21,461	21,468
Fannie Mae, 3.50%, 01/25/39	1,154,365	1,192,769
Fannie Mae, 3.00%, 04/25/39	1,668,043	1,690,360
Fannie Mae, 2.4184% (1 month LIBOR + 40), 09/25/40 (a)	757,084	752,609
Fannie Mae, 3.00%, 04/25/41	925,517	940,821
Fannie Mae, 2.50%, 07/25/47	1,084,399	1,080,729
Freddie Mac, 4.00%, 06/15/26	571,458	590,201
Freddie Mac, 2.00%, 06/15/28	947,667	944,010
Freddie Mac, 2.50%, 01/15/29	437,647	442,593
Freddie Mac, 4.00%, 04/15/29	525,998	528,973
Freddie Mac, 3.00%, 11/15/39	13,139	13,127
Freddie Mac, 4.00%, 12/15/39	705,383	724,571
Freddie Mac, 2.00%, 11/15/40	668,100	664,993
Freddie Mac Multifamily Structured Pass-Through, 2.856%, 01/25/21	1,962,870	1,975,335
Freddie Mac Multifamily Structured Pass-Through, 2.539% (1 month LIBOR + 45), 06/25/23 (a)	123,245	123,078
Freddie Mac Multifamily Structured Pass-Through, 2.519% (1 month LIBOR + 43), 01/25/24 (a)	1,282,619	1,284,158
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	816,766	834,694
Ginnie Mae, 6.6543%, 06/20/31	662,489	717,110
Ginnie Mae, 3.00%, 12/20/37	105,973	106,791
Ginnie Mae, 2.427%, 11/16/38	583,702	581,607
Ginnie Mae, 4.00%, 11/20/38	37,871	38,085
Ginnie Mae, 3.50%, 08/20/39	99,644	99,861
Ginnie Mae, 4.00%, 09/20/39	76,121	79,611
Ginnie Mae, 1.45%, 10/16/40	1,281,961	1,259,321
Ginnie Mae, 3.00%, 12/20/61	54,235	54,211
Ginnie Mae, 2.00%, 07/20/62	147,736	147,168
Ginnie Mae, 2.4985% (1 month LIBOR + 27), 01/20/67 (a)	164,087	163,981
Ginnie Mae, 3.00%, 03/20/69	1,394,156	1,412,902
Ginnie Mae, 2.50%, 07/20/69	933,558	942,927
Total Collateralized Mortgage Obligations		19,462,399
FANNIE MAE POOLS – (11.63%)
2.99%, 04/01/23, Pool No. AL6578	239,115	247,726
3.60%, 09/01/23, Pool No. AM4265	330,324	351,555
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,049,421
4.00%, 05/01/29, Pool No. AL7358	1,031,588	1,076,773
2.00%, 08/01/30, Pool No. AX9709	484,821	479,403
6.50%, 07/01/32, Pool No. 635069	11,661	12,491
6.00%, 09/01/37, Pool No. 888796	41,205	45,906
Total Fannie Mae Pools		3,263,275
FREDDIE MAC POOLS – (5.90%)
4.00%, 05/01/27, Pool No. G14593	1,586,560	1,654,959
Total Freddie Mac Pools		1,654,959

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2019 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (8.98%)
	5.137%, 12/20/61, Pool No. 756740	$32,757	$32,952
	4.659%, 01/20/63, Pool No. AC0942	661,681	695,847
	4.70%, 01/20/63, Pool No. AC0934	1,694,833	1,789,481
		Total Ginnie Mae Pools	2,518,280
	TOTAL MORTGAGES – (Identified cost $26,611,764)		26,898,913
SHORT-TERM INVESTMENTS – (4.11%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $516,037 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $526,320)	516,000	516,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $122,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 10/01/48-03/01/49, total market value $124,440)	122,000	122,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $516,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 02/01/43-10/01/49, total market value $526,320)	516,000	516,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,154,000)		1,154,000
	Total Investments – (100.00%) – (Identified cost $27,765,764)		28,052,913
	Liabilities Less Other Assets – (0.00%)		(752)
	Net Assets – (100.00%)		$28,052,161

(a)	The interest rates on floating rate securities, shown as of September 30, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (99.83%)
COMMUNICATION SERVICES – (3.23%)
Media & Entertainment – (3.23%)
Alphabet Inc., Class A *	10,624	$12,973,391
Alphabet Inc., Class C *	16,322	19,896,518
	Total Communication Services	32,869,909
FINANCIALS – (96.60%)
Banks – (37.05%)
Bank of America Corp.	1,108,970	32,348,655
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	828,112	24,545,239
Danske Bank A/S (Denmark)	516,500	7,191,844
DBS Group Holdings Ltd. (Singapore)	1,716,757	31,052,292
DNB ASA (Norway)	2,209,360	38,916,637
JPMorgan Chase & Co.	603,884	71,071,108
Metro Bank PLC (United Kingdom)*	2,214,780	5,446,363
PNC Financial Services Group, Inc.	175,256	24,563,881
U.S. Bancorp	1,420,858	78,630,282
Wells Fargo & Co.	1,268,489	63,982,585
		377,748,886
Diversified Financials – (40.53%)
Capital Markets – (18.78%)
Bank of New York Mellon Corp.	1,226,301	55,441,068
Charles Schwab Corp.	566,198	23,684,063
Goldman Sachs Group, Inc.	145,765	30,206,881
Julius Baer Group Ltd. (Switzerland)	782,474	34,668,604
KKR & Co. Inc., Class A	746,600	20,046,210
State Street Corp.	463,273	27,421,129
		191,467,955
Consumer Finance – (13.77%)
American Express Co.	490,222	57,983,458
Capital One Financial Corp.	906,001	82,427,971
		140,411,429
Diversified Financial Services – (7.98%)
Berkshire Hathaway Inc., Class A *	261	81,388,152
		413,267,536
Insurance – (19.02%)
Property & Casualty Insurance – (12.57%)
Chubb Ltd.	269,638	43,530,358
Loews Corp.	491,106	25,282,137
Markel Corp. *	50,201	59,332,562
		128,145,057
Reinsurance – (6.45%)
Alleghany Corp. *	30,500	24,331,680
Everest Re Group, Ltd.	61,771	16,436,646
Greenlight Capital Re, Ltd., Class A *	829,340	8,708,070

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
	Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	156,890	$16,364,159
			65,840,555
			193,985,612
		Total Financials	985,002,034
		TOTAL COMMON STOCK – (Identified cost $707,144,058)	1,017,871,943
		Total Investments – (99.83%) – (Identified cost $707,144,058)	1,017,871,943
		Other Assets Less Liabilities – (0.17%)	1,773,673
		Net Assets – (100.00%)	$1,019,645,616

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (72.44%)
COMMUNICATION SERVICES – (4.53%)
Media & Entertainment – (4.53%)
Alphabet Inc., Class C *	5,176	$6,309,544
Facebook, Inc., Class A *	12,822	2,283,342
	Total Communication Services	8,592,886
CONSUMER DISCRETIONARY – (3.10%)
Retailing – (3.10%)
Amazon.com, Inc. *	3,391	5,886,471
	Total Consumer Discretionary	5,886,471
ENERGY – (3.76%)
Apache Corp.	231,000	5,913,600
Encana Corp. (Canada)	268,058	1,233,067
	Total Energy	7,146,667
FINANCIALS – (37.98%)
Banks – (17.69%)
Bank of America Corp.	101,200	2,952,004
Danske Bank A/S (Denmark)	128,180	1,784,803
DBS Group Holdings Ltd. (Singapore)	204,700	3,702,565
DNB ASA (Norway)	298,860	5,264,251
JPMorgan Chase & Co.	33,493	3,941,791
U.S. Bancorp	135,455	7,496,080
Wells Fargo & Co.	167,358	8,441,537
		33,583,031
Diversified Financials – (14.07%)
Capital Markets – (2.85%)
Bank of New York Mellon Corp.	119,530	5,403,951
Consumer Finance – (5.82%)
American Express Co.	34,675	4,101,359
Capital One Financial Corp.	76,241	6,936,406
		11,037,765
Diversified Financial Services – (5.40%)
Berkshire Hathaway Inc., Class B *	49,306	10,256,634
		26,698,350
Insurance – (6.22%)
Life & Health Insurance – (1.83%)
AIA Group Ltd. (Hong Kong)	368,960	3,485,906
Property & Casualty Insurance – (2.16%)
Chubb Ltd.	25,365	4,094,926
Reinsurance – (2.23%)
Greenlight Capital Re, Ltd., Class A *	402,850	4,229,925
		11,810,757
	Total Financials	72,092,138
HEALTH CARE – (2.47%)
Health Care Equipment & Services – (2.47%)
Quest Diagnostics Inc.	43,840	4,692,195
	Total Health Care	4,692,195
INDUSTRIALS – (7.16%)
Capital Goods – (7.16%)
Johnson Controls International plc	134,087	5,885,078

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
United Technologies Corp.	56,399	$7,699,592
	Total Industrials	13,584,670
INFORMATION TECHNOLOGY – (13.44%)
Semiconductors & Semiconductor Equipment – (10.26%)
Applied Materials, Inc.	152,808	7,625,119
Intel Corp.	113,420	5,844,533
Texas Instruments Inc.	46,443	6,002,293
		19,471,945
Software & Services – (3.18%)
Microsoft Corp.	43,481	6,045,164
	Total Information Technology	25,517,109
TOTAL COMMON STOCK – (Identified cost $132,010,793)		137,512,136
PREFERRED STOCK – (1.26%)
FINANCIALS – (1.26%)
Banks – (1.26%)
Farm Credit Bank of Texas, Series 1, 10.00% (a)	2,150	2,389,187
TOTAL PREFERRED STOCK – (Identified cost $2,397,250)		2,389,187
CORPORATE BONDS – (13.59%)
COMMUNICATION SERVICES – (2.32%)
Telecommunication Services – (2.32%)
AT&T Inc., Sr. Notes, 3.2534% (3 month LIBOR + 95), 07/15/21 (b)	$1,000,000	1,009,096
Verizon Communications Inc., Sr. Notes, 3.1185% (3 month LIBOR + 100), 03/16/22 (b)	3,350,000	3,401,777
	Total Communication Services	4,410,873
CONSUMER STAPLES – (1.08%)
Food, Beverage & Tobacco – (1.08%)
Ingredion Inc., Sr. Notes, 4.625%, 11/01/20	2,000,000	2,047,172
	Total Consumer Staples	2,047,172
FINANCIALS – (3.54%)
Diversified Financials – (3.54%)
Capital Markets – (0.39%)
Goldman Sachs Group, Inc., 3.9034% (3 month LIBOR + 160), 07/15/20 (b)	735,000	740,370
Consumer Finance – (1.48%)
Capital One N.A., Sr. Notes, 3.4158% (3 month LIBOR + 115), 01/30/23 (b)	2,800,000	2,821,129
Mortgage Real Estate Investment Trusts (REITs) – (1.67%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (c)	10,210,000	3,165,100
	Total Financials	6,726,599
HEALTH CARE – (1.57%)
Health Care Equipment & Services – (1.57%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,206,308
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	767,689
	Total Health Care	2,973,997
INDUSTRIALS – (1.80%)
Capital Goods – (1.66%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	1,020,171

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2019 (Unaudited)

	Principal	Value
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
General Electric Co., Sr. Notes, 3.3034% (3 month LIBOR + 100), 04/15/23 (b)	$2,165,000	$2,132,642
		3,152,813
Transportation – (0.14%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	265,443	268,606
	Total Industrials	3,421,419
INFORMATION TECHNOLOGY – (1.96%)
Software & Services – (1.96%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,721,745
	Total Information Technology	3,721,745
MATERIALS – (1.32%)
Allegheny Technologies, Inc., Sr. Notes, 5.95%, 01/15/21	2,429,000	2,494,279
	Total Materials	2,494,279
TOTAL CORPORATE BONDS – (Identified cost $30,078,679)		25,796,084
MORTGAGES – (7.65%)
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,707,773	1,836,822
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,919,671	2,106,954
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,553,000	3,600,681
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	799,433	814,511
Ginnie Mae, Series 2017-H06, 3.222% (12 month LIBOR + 22), 02/20/67 (b)	3,318,285	3,244,598
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	2,913,000	2,916,233
TOTAL MORTGAGES – (Identified cost $14,557,413)		14,519,799
U.S. GOVERNMENT – (1.56%)
U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	2,960,567
TOTAL U.S. GOVERNMENT – (Identified cost $2,996,225)		2,960,567
SHORT-TERM INVESTMENTS – (3.39%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $2,881,204 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $2,938,620)	2,881,000	2,881,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $676,045 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 10/01/48-03/01/49, total market value $689,520)	676,000	676,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $2,881,196 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 10/01/42-10/01/49, total market value $2,938,620)	2,881,000	2,881,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,438,000)		6,438,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2019 (Unaudited)

	Total Investments – (99.89%) – (Identified cost $188,478,360)	$189,615,773
	Other Assets Less Liabilities – (0.11%)	209,299
	Net Assets – (100.00%)	$189,825,072

*	Non-income producing security.

(a)	Security is perpetual in nature with no stated maturity date; the interest rate is fixed until June 15, 2020.

(b)	The interest rates on floating rate securities, shown as of September 30, 2019, may change daily or less frequently and are based on a published reference rate and basis point spread.

(c)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2019, the value of defaulted securities amounted to $3,165,100 (cost: $7,650,174) or 1.67% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (96.70%)
REAL ESTATE – (96.70%)
Equity Real Estate Investment Trusts (REITs) – (96.70%)
Diversified REITs – (2.65%)
Alexander & Baldwin, Inc.	58,510	$1,434,080
Liberty Property Trust	56,800	2,915,544
STORE Capital Corp.	79,590	2,977,462
		7,327,086
Health Care REITs – (7.87%)
HCP, Inc.	166,670	5,938,452
Ventas, Inc.	129,540	9,460,306
Welltower Inc.	70,280	6,370,882
		21,769,640
Hotel & Resort REITs – (2.24%)
Host Hotels & Resorts Inc.	251,381	4,346,378
Ryman Hospitality Properties, Inc.	22,740	1,860,359
		6,206,737
Industrial REITs – (11.49%)
EastGroup Properties, Inc.	11,456	1,432,229
First Industrial Realty Trust, Inc.	33,830	1,338,315
Prologis, Inc.	166,920	14,224,922
Rexford Industrial Realty, Inc.	177,858	7,829,309
Terreno Realty Corp.	136,489	6,973,223
		31,797,998
Office REITs – (15.65%)
Alexandria Real Estate Equities, Inc.	59,823	9,215,135
Boston Properties, Inc.	49,726	6,447,473
Brandywine Realty Trust	262,820	3,981,723
Cousins Properties, Inc.	139,279	5,235,497
Great Portland Estates PLC (United Kingdom)	326,506	3,010,915
Hudson Pacific Properties, Inc.	239,180	8,002,963
SL Green Realty Corp.	28,680	2,344,590
Vornado Realty Trust	79,707	5,074,945
		43,313,241
Residential REITs – (23.39%)
American Campus Communities, Inc.	176,631	8,492,418
American Homes 4 Rent, Class A	72,290	1,871,588
AvalonBay Communities, Inc.	70,708	15,225,554
Camden Property Trust	82,265	9,132,238
Equity LifeStyle Properties, Inc.	29,730	3,971,928
Equity Residential	101,295	8,737,707
Essex Property Trust, Inc.	29,894	9,764,875
Invitation Homes Inc.	60,570	1,793,478
Mid-America Apartment Communities, Inc.	12,040	1,565,320
Sun Communities, Inc.	28,160	4,180,352
		64,735,458
Retail REITs – (17.40%)
Acadia Realty Trust	260,671	7,449,977
Brixmor Property Group, Inc.	286,460	5,812,273
Federal Realty Investment Trust	50,819	6,918,499

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Macerich Co.	34,260	$1,082,273
Regency Centers Corp.	106,370	7,391,651
Retail Opportunity Investments Corp.	142,304	2,594,202
Simon Property Group, Inc.	108,656	16,912,307
		48,161,182
Specialized REITs – (16.01%)
CoreSite Realty Corp.	27,200	3,314,320
Crown Castle International Corp.	34,665	4,818,782
CubeSmart	56,160	1,959,984
CyrusOne Inc.	35,940	2,842,854
Digital Realty Trust, Inc.	50,700	6,581,367
Equinix, Inc.	16,390	9,453,752
Extra Space Storage Inc.	43,477	5,078,983
Life Storage, Inc.	23,140	2,439,187
Public Storage	31,891	7,821,906
		44,311,135
	Total Real Estate	267,622,477
TOTAL COMMON STOCK – (Identified cost $222,680,736)		267,622,477
PREFERRED STOCK – (0.34%)
REAL ESTATE – (0.34%)
Equity Real Estate Investment Trusts (REITs) – (0.34%)
Retail REITs – (0.34%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	49,855	429,252
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	58,513	500,871
	Total Real Estate	930,123
TOTAL PREFERRED STOCK – (Identified cost $1,457,822)		930,123
SHORT-TERM INVESTMENTS – (2.10%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $2,607,185 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $2,659,140)	$2,607,000	2,607,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $612,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 10/01/48-03/01/49, total market value $624,240)	612,000	612,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $2,607,177 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 10/01/33-10/01/49, total market value $2,659,140)	2,607,000	2,607,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,826,000)		5,826,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2019 (Unaudited)

Total Investments – (99.14%) – (Identified cost $229,964,558)	$274,378,600
Other Assets Less Liabilities – (0.86%)	2,374,960
Net Assets – (100.00%)	$276,753,560

Please refer to "Notes to Schedule of Investments" on page 15 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,553,649	$–	$32,869,909	$8,592,886	$–
Consumer Discretionary	37,498,730	–	–	5,886,471	–
Energy	51,030,085	–	–	7,146,667	–
Financials	79,736,230	–	985,002,034	72,092,138	–
Health Care	78,649,726	–	–	4,692,195	–
Industrials	87,778,635	–	–	13,584,670	–
Information Technology	56,091,829	–	–	25,517,109	–
Real Estate	–	–	–	–	267,622,477
Preferred Stock:
Real Estate	–	–	–	–	930,123
Total Level 1	423,338,884	–	1,017,871,943	137,512,136	268,552,600
Level 2 – Other Significant
Observable Inputs:
Preferred Stock:
Financials	–	–	–	2,389,187	–
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	26,898,913	–	17,480,366	–
Corporate debt securities	–	–	–	25,796,084	–
Short-term securities	17,574,000	1,154,000	–	6,438,000	5,826,000
Total Level 2	17,574,000	28,052,913	–	52,103,637	5,826,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	120,333	–	–	–	–
Preferred Stock:
Consumer Discretionary	10,144,257	–	–	–	–
Industrials	50,488,023	–	–	–	–
Total Level 3	60,752,613	–	–	–	–
Total Investments	$501,665,497	$28,052,913	$1,017,871,943	$189,615,773	$274,378,600

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2019 for Davis Opportunity Fund was $1,573,525. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2019
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,493	$–	$6,840	$–	$–	$120,333
Preferred Stock	59,065,595	–	1,566,685	–	–	60,632,280
Total Level 3	$59,179,088	$–	$1,573,525	$–	$–	$60,752,613

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount or	Impact to Valuation from
	September 30, 2019	Technique	Input(s)	Range	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$120,333	Discounted Cash Flow	Annualized Yield	2.792%	Decrease

Preferred Stock	23,877,070	Market Approach	Transaction Price	$50.9321	Increase

Preferred Stock	26,610,953	Market Approach	Transaction Price	$6.1629	Increase

Preferred Stock	10,144,257	Market Approach	Volume-Weighted Transaction Price	$3.4822-$4.2843	Increase
Total Level 3	$60,752,613

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$135,276,888	$331,000	$342,682,507	$17,112,566	$49,870,605
Unrealized depreciation	(37,535,670)	(43,851)	(33,208,877)	(16,364,979)	(5,508,059)
Net unrealized appreciation	$97,741,218	$287,149	$309,473,630	$747,587	$44,362,546

Aggregate cost	$403,924,279	$27,765,764	$708,398,313	$188,868,186	$230,016,054